Note 7 - Income Tax - Reconciliation of Differences Between Expected Income Tax Expense Expressed as Accounting Profit Multiplied by Corporate Income Tax Rate and Actual Income Tax Expense (Details) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes		$ 125,216	$ 98,412	$ 159,997
Tax using the Norwegian tax rate of 22%		$ (27,548)	$ (21,651)	$ (35,199)
Tax using the Norwegian tax rate of 22%, percentage	[1]	22.00%	22.00%	22.00%
Different tax rates of subsidiaries operating in other jurisdictions		$ 8,738	$ 7,945	$ 5,346
Different tax rates of subsidiaries operating in other jurisdictions, percentage	[1]	(7.00%)	(8.10%)	(3.30%)
Pillar Two top-up taxes		$ (939)	$ 0	$ 0
Pillar two top up taxes, percentage	[1]	0.80%	(0.00%)	(0.00%)
Changes in tax rates		$ (8)	$ 2	$ (64)
Change in tax rates, percentage	[1]	(0.00%)	0.00%	0.00%
Non-deductible expenses		$ (4,831)	$ (3,861)	$ (4,588)
Non-deductible expenses, percentage	[1]	3.90%	3.90%	2.90%
Tax-exempt income		$ 8,399	$ 2,986	$ 23,149
Tax-exempt income, percentage	[1]	(6.70%)	(3.00%)	(14.50%)
Foreign withholding taxes		$ (7)	$ (138)	$ 270
Foreign withholding taxes, percentage	[1]	(0.00%)	0.10%	(0.20%)
Recognition and derecognition of deferred tax assets		$ 482	$ (1,554)	$ 4,848
Recognition and derecognition of deferred tax assets, percentage	[1]	(0.40%)	1.60%	(3.00%)
Changes in estimates related to prior years		$ (503)	$ 48	$ (67)
Changes in estimates related to prior years, percentage	[1]	0.40%	0.00%	0.00%
Movements in exchange rates		$ (718)	$ (1,419)	$ (391)
Movements in exchange rates, percentage	[1]	0.60%	1.40%	0.20%
Income tax expense		$ (16,934)	$ (17,642)	$ (6,697)
Income tax expense at effective tax rate	[1]	13.50%	17.90%	4.20%

[1]	Percentages have been rounded for presentation purposes and may differ from unrounded results.